The anti-dilutive shares of common stock equivalents for the three months ended October 31, 2021 and October 31, 2020 were as follows: (Details) - shares	9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Short-term Debt [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	11,920,061			17,767,643
Warrant And Option [Member]
Short-term Debt [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,005,500
Convertible Notes And Accrued Interest [Member]
Short-term Debt [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	945,643			16,355,950
Convertible Class C Preferred Shares [Member]
Short-term Debt [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	8,968,918			1,411,692